Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents		₩ 2,021,640	₩ 2,257,522
Deposits in banks		600	905,971
Trade accounts and notes receivable, net		3,624,477	3,218,093
Other accounts receivable, net		250,029	126,985
Other current financial assets		328,621	168,623
Inventories		2,671,242	2,527,728
Prepaid income taxes		12,774	44,505
Assets held for sale	[1]	983,317
Other current assets		230,337	253,759
Total current assets		10,123,037	9,503,186
Deposits in banks		11	11
Investments in equity accounted investees		33,177	84,329
Other non-current financial assets		232,652	173,626
Property, plant and equipment, net		17,202,873	20,200,332
Intangible assets, net		1,558,407	1,773,955
Investment property		27,911	32,995
Deferred tax assets		3,504,177	3,562,861
Defined benefit assets, net		160,752	407,438
Other non-current assets		16,569	20,565
Total non-current assets		22,736,529	26,256,112
Total assets		32,859,566	35,759,298
Liabilities
Trade accounts and notes payable		4,156,149	4,175,064
Current financial liabilities		6,527,450	5,262,295
Other accounts payable		1,720,670	2,918,903
Accrued expenses		634,473	648,949
Income tax payable		65,366	52,237
Provisions		105,251	117,676
Advances received		904,628	625,838
Liabilities held for sale		1,656,841
Other current liabilities		88,256	84,066
Total current liabilities		15,859,084	13,885,028
Non-current financial liabilities		8,091,407	11,439,776
Non-current provisions		60,908	63,805
Defined benefit liabilities, net		1,093	1,559
Long-term advances received		220,500	967,050
Deferred tax liabilities		0	2,069
Other non-current liabilities		553,767	629,467
Total non-current liabilities		8,927,675	13,103,726
Total liabilities		24,786,759	26,988,754
Equity
Share capital		2,500,000	1,789,079
Share premium		2,773,587	2,251,113
Retained earnings (Accumulated Deficit)	[2]	(18,512)	2,676,014
Reserves		995,823	515,976
Accumulated other comprehensive income held for sale		291,363
Equity attributable to owners of the Parent		6,542,261	7,232,182
Non-controlling interests		1,530,546	1,538,362
Total equity		8,072,807	8,770,544
Total liabilities and equity		₩ 32,859,566	₩ 35,759,298

[1]	There is no impairment loss recognized for assets held for sale, as the net fair value of the disposal group is expected to exceed the carrying amount.
[2]

(*) The Commercial Code of the Republic of Korea requires the Parent Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital or used to reduce accumulated deficit.